STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS DEFICIT
STOCKHOLDERS DEFICIT

NOTE 7: STOCKHOLDERS’ DEFICIT

Common Stock

At December 31, 2021, the Company had 10,000,000,000 authorized common shares.

Issuances of Common Stock During the Six Months Ended December 31, 2021

Convertible Notes Payable

 During the six months ended December 31, 2021 the Company issued 198,046,241 shares of its common stock related to the conversion of $831,047 of principal and accrued interest for three of its convertible notes payable, at an average contract conversion price of $0.00417 per share. These convertible notes have terms that include fixed conversion prices, and therefore the notes were converted consistent with the contractual conversion prices of each note.

Stock Based Compensation

During the six months ended December 31, 2021 the Company issued 88,000,000 shares of its $0.0001 par value common stock as compensation to its directors and officers. The shares were valued at $818,000, or $0.0093 per share, based on the share price at the time of the transactions.

During the six months ended December 31, 2021 81,166,666 shares of its $0.0001 par value common stock vested to six consultants, as compensation under six separate consulting agreements. The shares were valued at $729,331, or $0.009 per share.

Warrant Exercises

During the six months ended December 31, 2021 the Company issued 6,587,229 shares of its $0.0001 par value common stock pursuant to a two cashless exercises.

Sale of Common Stock

During the six months ended December 31, 2021 the Company entered into two securities purchase agreement (with a single institutional investor resulting in the raise of $1,500,000 in gross proceeds to the Company, in exchange for 300,000,000 shares of its $0.0001 par value common stock, or at $0.0005 per share.

Preferred Stock

Series A and B issued and outstanding shares of the Company’s convertible preferred stock have a par value of $0.001. All classes rank(ed) prior to any class or series of the Company’s common stock as to the distribution of assets upon liquidation, dissolution or winding up of the Company or as to the payment of dividends. All preferred stock shall have no voting rights except if the subject of such vote would reduce the amount payable to the holders of preferred stock upon liquidation or dissolution of the company and cancel and modify the conversion rights of the holders of preferred stock as defined in the certificate of designations of the respective series of preferred stock.

Series A Convertible Preferred Stock

The Series A Preferred Stock has a stated value of $750.00 per share. Each one share of Series A Preferred Stock is convertible into one (1) share of Common Stock. In the event the Common Stock price per share is lower than $0.10 (ten cents) per share then the Conversion shall be set at $0.035 per share. The Common Stock shares are governed by Lock-Up/Leak-Out Agreements.

Series B Convertible Preferred Stock

Thirty million (30,000,000) shares of preferred stock were designated as a new Series B Preferred stock in April 2016. This new Series B Preferred Stock has a $0.001 par value, and each 300 shares is convertible into one share of the Company’s common stock, with a stated value of $375 per share.

Series AA Convertible Preferred Stock

In March 2018, the Company authorized and issued one share of Series AA convertible preferred stock which provides for the holder to vote on all matters as a class with the holders of Common Stock and each share of Series AA Convertible Preferred Stock shall be entitled to 51% of the common votes on any matters requiring a shareholder vote of the Company. Each one share of Series AA Convertible Preferred Stock is convertible into one (1) share of Common Stock. Mark Lucky, our CFO, is the holder of the one share of Series AA Convertible Preferred Stock.

Common Stock Warrants

In January and February 2021, we issued 39,370,677 warrants with a two year life, and fixed exercise prices ranging from $0.0055 to $0.02 per share. An additional 9,239,130 warrant shares were issued due to repricing certain warrants with a $0.02 exercise price to a $0.0115 exercise price.

In July 2021 we issued 851,299 warrants with a two year life, and a fixed exercise price of $0.0077.

In January 2019 we issued 500,000 warrants with a three year life and a conversion price of $0.15 per share. These warrants had price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

DECEMBER 31, 2021

A summary of the status of the Company’s outstanding common stock warrants as of December 31, 2021 and changes during the six months ended December 31, 2021 is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at June 30, 2021	12,165,260	$0.011
Granted	3,753,418	$0.0105
Exercised	(6,565,229)	0.0074
Forfeited	(2,538,667)	0.0074
Balance at December 31, 2021	6,814,782	$0.0113

Warrants exercisable at end of period	6,814,782	$0.0113

Weighted average fair value of warrants granted due to repricing during the period		N/A

The following table summarizes information about common stock warrants outstanding at December 31, 2021:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$0.0055	1,636,364	1.03 Years	$0.0055	1,636,364	$0.0055
$0.0077	851,299	1.53 Years	$0.0077	851,299	$0.0077
$0.0091	1,807,229	2.75 Years	$0.0091	1,807,229	$0.0091
$0.0151	1,094,890	2.75 Years	$0.0151	1,094,890	$0.0151
$0.0200	1,425,000	1.11 Years	$0.0200	1,425,000	$0.0200
	6,814,782	1.84 Years	$0.113	6,814,782	$0.0113

NOTE 7: STOCKHOLDERS’ DEFICIT

Common Stock

At June 30, 2021, the Company had 10,000,000,000 authorized common shares. At June 30, 2021, the Company has 3,098,271,081 common shares issued of which 2,946,271,108 were outstanding, which is net of 152,666,659 unvested shares issued for the restricted stock awards granted during the year. See Note 7.

Issuances of Common Stock During 2021

Convertible Notes Payable

During the fiscal year ended June 30, 2021 the Company issued 524,543,160 shares of its common stock related to the conversion of $188,460 of principal and accrued interest of its convertible notes payable, at an average contract conversion price of $0.00037 per share. The fair value of these conversions was $2,031,402.

Stock Based Compensation

During the fiscal year ended June 30, 2021 the Company issued 220,000,000 shares of its $0.0001 par value common stock as compensation to its directors and officers related to the vesting of restricted stock grants. The shares were valued at $2,809,000, or $0.0128 per share, based on the share price at the time of the transactions.

During the fiscal year ended June 30, 2021 we issued 56,666,670 shares of its common stock to consultants, as compensation. The shares were valued at $0.00625, the market price on the date of issuance for a total value of $354,000. The expense is included in general and administrative expenses and was recognized on the date the stock was issued or vested.

Issuances of Common Stock During the Year ended June 30, 2020

Convertible Notes Payable

During the fiscal year ended June 30, 2020 the Company issued 954,210,518 shares of its common stock related to the conversion of $333,220 of principal and accrued interest of its convertible notes payable, at an average contract conversion price of $0.00041 per share. The fair value of these conversions was $1,059,572, resulting in a net loss of $593,907.

Stock Based Compensation

During the fiscal year ended June 30, 2020 the Company issued 348,000,000 shares of its $0.0001 par value common stock as compensation to its directors and officers related to the vesting of restricted stock grants. The shares were valued at $148,000, or $0.00043 per share, based on the share price at the time of the transactions.

During the fiscal year ended June 30, 2020 we issued 199,850,000 shares of its common stock to consultants, as compensation. The shares were valued at $0.001, the market price on the date of issuance for a total value of $198,735. The expense is included in general and administrative expenses and was recognized on the date the stock was issued or vested.

Common Stock Warrants

In January and February 2021, we issued 39,370,677 warrants with a two year life, and fixed exercise prices ranging from $0.0055 to $0.02 per share. An additional 9,239,130 warrant shares were issued due to repricing certain warrants with a $0.02 exercise price to a $0.0115 exercise price.

In January 2019 we issued 500,000 warrants with a three year life and a conversion price of $0.15 per share. These warrants had price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The holders of the warrants issued in 2019 exercised all of their warrants on a cashless basis, during the three months ended December 31, 2020. Due to the price protection features of these warrants, the Company issued 374,500,000 warrant shares to these warrant holders.

A summary of the status of the Company’s outstanding common stock warrants as of June 30, 2021 and changes during the fiscal year ending on that date is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Common Stock Warrants
Balance at beginning of year	500,000	$0.15
Granted	46,838,209	$0.011
Granted due to repricing	347,761,534	0.0002
Exercised	(375,934,483)	0.0002
Forfeited	(7,000,000)	0.0002
Balance at end of period	12,165,260	$0.011

Warrants exercisable at end of period	12,165,260	$0.011

Weighted average fair value of warrants granted due to repricing during the period		$72,992

Preferred Stock

Series A, B, and AA issued and outstanding shares of the Company’s convertible preferred stock have a par value of $0.001. All classes rank(ed) prior to any class or series of the Company’s common stock as to the distribution of assets upon liquidation, dissolution or winding up of the Company or as to the payment of dividends. All preferred stock shall have no voting rights except if the subject of such vote would reduce the amount payable to the holders of preferred stock upon liquidation or dissolution of the company and cancel and modify the conversion rights of the holders of preferred stock as defined in the certificate of designations of the respective series of preferred stock.

Series A Convertible Preferred Stock

The Series A Preferred Stock has a stated value of $750 per share. Each one share of Series A Preferred Stock is convertible into one (1) share of Common Stock. In the event the Common Stock price per share is lower than $0.10 (ten cents) per share then the Conversion shall be set at $0.035 per share. The Common Stock shares are governed by Lock-Up/Leak-Out Agreements.

Series B Convertible Preferred Stock

Thirty million (30,000,000) shares of preferred stock were designated as a new Series B Preferred stock in April 2016. This new Series B Preferred Stock has a $0.001 par value, and each 300 shares is convertible into one share of the Company’s common stock, with a stated value of $375 per share.

Series AA Convertible Preferred Stock

In March 2019, the Company authorized and issued one (1) share of Series AA convertible preferred stock which provides for the holder to vote on all matters as a class with the holders of Common Stock and each share of Series AA Convertible Preferred Stock shall be entitled to 51% of the common votes on any matters requiring a shareholder vote of the Company. Each one share of Series AA Convertible Preferred Stock is convertible into one (1) share of Common Stock. Mark Lucky, our Chief Executive Officer, is the holder of the one (1) share of Series AA Convertible Preferred Stock.